11. INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Carrying value, beginning	$ 2.4
Net earnings	(0.3)	$ (0.7)	$ 1.7
Carrying value, ending	3.1	2.4
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Carrying value, beginning	2.4	3.3
Contribution to new partnership	0.0
Net earnings	(0.4)	(0.7)	1.2
Dividends received		(0.2)	(0.7)
Disposals			0.0
Carrying value, ending	2.0	2.4	3.3
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Carrying value, beginning	0.0	0.0
Contribution to new partnership	1.0
Net earnings	0.1	0.0	0.0
Dividends received		0.0	0.0
Disposals			0.0
Carrying value, ending	1.1	0.0	0.0
OTHER ASSOCIATES
Disclosure of associates [line items]
Carrying value, beginning	0.0	0.0
Contribution to new partnership	0.0
Net earnings	0.0	0.0	0.5
Dividends received		0.0	(0.5)
Disposals			(30.0)
Carrying value, ending	0.0	0.0	0.0
Associates
Disclosure of associates [line items]
Carrying value, beginning	2.4	3.3
Contribution to new partnership	1.0
Dividends received		(0.2)	(1.2)
Disposals			(30.0)
Carrying value, ending	$ 3.1	$ 2.4	$ 3.3